
U.S. GLOBAL INVESTORS SELECTED FUNDS FOR PENSION PLANS
------------------------------------------------------
                                                                                                              CURRENT NAV
                                                                                                              AS OF 6/30/97
                                 MORNINGSTAR   INVESTMENT   BENEFITS FOR                                      (PRICE PER
FUND NAME            CATEGORY    1 YEAR        OBJECTIVE    PENSION PLANS         FUND DESCRIPTION            SHARE
------------------   ---------   -----------   ----------   -------------         -------------------------   -------------
BONNEL GROWTH FUND   Small- to   N/A           Long-term    Financial growth.     Invests in America's        $18.44
                     Mid-Cap                   growth of    Proven portfolio      most promising companies.
Inception  Date      Growth                    capital      manager. Domestic     Mostly mid-cap  companies
10/17/94                                                    vs international.     but may invest in small
                                                                                  or large  companies as
                                                                                  well. Stocks chosen
                                                                                  through a fundamental
                                                                                  analysis of financial
                                                                                  data. Focus is on
                                                                                  EARNINGS, BALANCE SHEET,
                                                                                  COMPETITION & MANAGEMENT.


    AVERAGE ANNUAL TOTAL RETURN *
-----------------------------------
                           SINCE
1 YR%    5 YR%   10 YR%   INCEPTION
------   -----   ------   ---------
11.39%   N/A     N/A      28.23%

===========================================================================================================================

                                                                                                              CURRENT NAV
                                                                                                              AS OF 6/30/97
                                 MORNINGSTAR   INVESTMENT     BENEFITS FOR                                    (PRICE PER
FUND NAME            CATEGORY    1 YEAR        OBJECTIVE      PENSION PLANS       FUND DESCRIPTION            SHARE)
------------------   ---------   -----------   ----------     -------------       -------------------------   -------------

U.S. REAL ESTATE     Specialty/  * * * * *     Long-term      Provides            Invests in equity           $ 14.22
FUND                 Real                      capital        both current        securities of
                     Estate                    appreciation   income from         companies in the
Inception Date                                                dividends &         real estate or
7/2/87                                                        growth. Sector      related indus-
                                                              diversifi-          tries. Most of
                                                              cation. Easy        the securities in
                                                              & affordable        the fund are
                                                              way to              issued by real
                                                              participate in      estate investment
                                                              real estate         trusts (REITs).
                                                              market.


    AVERAGE ANNUAL TOTAL RETURN *
-----------------------------------
                          SINCE
1 YR%    5 YR%   10 YR%   INCEPTION
------   -----   ------   ---------
32.44%   9.68%     N/A      7.16%

==========================================================================================================================

                                                                                                              CURRENT NAV
                                                                                                              AS OF 6/30/97
                                 MORNINGSTAR   INVESTMENT     BENEFITS FOR                                    (PRICE PER
FUND NAME            CATEGORY    1 YEAR        OBJECTIVE      PENSION PLANS       FUND DESCRIPTION            SHARE)
------------------   ---------   -----------   ----------     -------------       -------------------------   -------------

U.S. All American    Domestic    * * * * *     Growth of      Diversification     Invests in the best of      $ 31.34
Equity Fund          Blue-Chip                 capital        similar to S&P      the biggest American
Inception Date                                                500. Recognized     the biggest American
3/4/81                                                        company stocks.     blue-chips. Companies
                                                              Reflects success    that exhibit the
                                                              of America.         strongest growth in
                                                                                  revenues & earnings.

    AVERAGE ANNUAL TOTAL RETURN *
-----------------------------------
                          SINCE
1 YR%    5 YR%   10 YR%   INCEPTION
------   -----   ------   ---------
33.68%   16.67%  8.42%    10.51%

===================================================================================================================

                                                                                                              CURRENT NAV
                                                                                                              AS OF 6/30/97
                                 MORNINGSTAR   INVESTMENT     BENEFITS FOR                                    (PRICE PER
FUND NAME            CATEGORY    1 YEAR        OBJECTIVE      PENSION PLANS       FUND DESCRIPTION            SHARE)
------------------   ---------   -----------   ----------     -------------       -------------------------   -------------

U.S. GOVERNMENT      MONEY       N/A           PRESERVATION   #1 GOVERNMENT       INVESTS IN SHORT-TERM       $ 1.00
SECURITIES SAVINGS   MARKET                    OF CAPITAL     MONEY MARKET        SECURITIES BACKED BY THE
FUND                                                          fund in the         U.S. government or its
                                                              country for 5       agencies.
Inception Date                                                years according
4/1/86                                                        to Lipper
                                                              Analytical
                                                              Services. Higher
                                                              yield than
                                                              Treasury
                                                              securities.


    AVERAGE ANNUAL TOTAL RETURN *
-----------------------------------
                          SINCE
1 YR%    5 YR%   10 YR%   INCEPTION
------   -----   ------   ---------

5.30%    N/A     N/A      N/A

*  Average annual total return figures are annualized as of June 30, 1997.
** Total return year-to-date as of 6/30/97.

===================================================================================================================

                                                                                                              CURRENT NAV
                                                                                                              AS OF 6/30/97
                                 MORNINGSTAR   INVESTMENT     BENEFITS FOR                                    (PRICE PER
FUND NAME            CATEGORY    1 YEAR        OBJECTIVE      PENSION PLANS       FUND DESCRIPTION            SHARE)
------------------   ---------   -----------   ----------     -------------       -------------------------   -------------

CHINA REGION         PACIFIC/    * * * * *     CAPITAL        POTENTIAL FOR       INVESTS IN STOCKS OF        $ 8.60
OPPORTUNITY FUND     Asia ex-                  appreciation   extraordinary       companies of the
                     Japan Stock                              capital returns.    People's Republic of
Inception Date                                                Exposure to         China, Hong Kong, Taiwan,
2/10/94                                                       international       Korea, Singapore,
                                                              stocks/divers-      Thailand & Malaysia.
                                                              ification. Par-
                                                              ticipate in         EXOTIC!
                                                              China's awakening
                                                              capitalism.

    AVERAGE ANNUAL TOTAL RETURN *
-----------------------------------
                          SINCE
1 YR%    5 YR%   10 YR%   INCEPTION
------   -----   ------   ---------

34.38%   N/A     N/A      (2.79%)

===================================================================================================================

                                                                                                              CURRENT NAV
                                                                                                              AS OF 6/30/97
                                 MORNINGSTAR   INVESTMENT     BENEFITS FOR                                    (PRICE PER
FUND NAME            CATEGORY    1 YEAR        OBJECTIVE      PENSION PLANS       FUND DESCRIPTION            SHARE)
------------------   ---------   -----------   ----------     -------------       -------------------------   -------------

Regent Eastern       Emerging    N/A           Long-term      Low values of       Invests in the most         $ 11.19
European Fund        Markets                   growth of      stocks bring        established & liquid
                                               capital        great potential     stocks of E. Europe as
Inception Date                                                for rapid gains.    well as smaller companies
3/31/97                                                       Exposure to         with greater growth
                                                              international       potential.
                                                              stocks/ diversi-
                                                              fication.           EXOTIC!
                                                              Emerging market
                                                              specialists make
                                                              investment
                                                              decisions.

    AVERAGE ANNUAL TOTAL RETURN *
-----------------------------------
                          SINCE
1 YR%    5 YR%   10 YR%   INCEPTION
------   -----   ------   ---------

N/A      N/A     N/A      11.90%**

===================================================================================================================

                                                                                                              CURRENT NAV
                                                                                                              AS OF 6/30/97
                                 MORNINGSTAR   INVESTMENT     BENEFITS FOR                                    (PRICE PER
FUND NAME            CATEGORY    1 YEAR        OBJECTIVE      PENSION PLANS       FUND DESCRIPTION            SHARE)
------------------   ---------   -----------   ----------     -------------       -------------------------   -------------

U.S. WORLD GOLD      SPECIALTY/  *             CAPITAL        PORTFOLIO           INVESTS IN GOLD COS.        $ 15.96
FUND                 Precious                  appreciation;  diversifier.        around the world which
                     Metals                    protection     Safe haven in       are creating wealth by
Inception Date                                 against        times of            discovering new deposits,
11/27/85                                       inflation &    economic and        developing promising
                                               monetary       financial           properties, and/or
                                               instability    instability.        profitably mining gold.
                                                              Hedge against       Its portfolio includes
                                                              inflation.          junior & intermediate gold
                                                                                  companies for added growth
                                                                                  potential.

                                                                                  EXOTIC!

    AVERAGE ANNUAL TOTAL RETURN *
-----------------------------------
                          SINCE
1 YR%    5 YR%   10 YR%   INCEPTION
------   -----   ------   ---------

(20.50)% 12.24%  (0.42)   % 6.13%

===================================================================================================================

                                                                                                              CURRENT NAV
                                                                                                              AS OF 6/30/97
                                 MORNINGSTAR   INVESTMENT     BENEFITS FOR                                    (PRICE PER
FUND NAME            CATEGORY    1 YEAR        OBJECTIVE      PENSION PLANS       FUND DESCRIPTION            SHARE)
------------------   ---------   -----------   ----------     -------------       -------------------------   -------------

U.S. GLOBAL          Specialty/  * * * *       Capital        Globally            Invests in natural          $ 7.34
RESOURCES FUND       Natural                   appreciation;  diversified         resources companies
                     Resources                 protection     portfolio &         that produce the energy
Inception Date                                 against        sectors. Supply     and raw materials that
8/3/83                                         inflation &    of resources        are the building blocks
                                               monetary       is limited, we      of every economy around
                                               instability    expect value to     the world. High quality
                                                              rise over time.     companies involved in the
                                                              Hedge against       mining, processing &
                                                              inflation.          transportation of natural
                                                                                  resources.

                                                                                  EXOTIC!


    AVERAGE ANNUAL TOTAL RETURN *
-----------------------------------
                          SINCE
1 YR%    5 YR%   10 YR%   INCEPTION
------   -----   ------   ---------

19.12%   9.69%   1.90%    2.06%

===================================================================================================================

                                                                                                              CURRENT NAV
                                                                                                              AS OF 6/30/97
                                 MORNINGSTAR   INVESTMENT     BENEFITS FOR                                    (PRICE PER
FUND NAME            CATEGORY    1 YEAR        OBJECTIVE      PENSION PLANS       FUND DESCRIPTION            SHARE)
------------------   ---------   -----------   ----------     -------------       -------------------------   -------------

ADRIAN DAY GLOBAL    Global      N/A           Long-term      Protection          Invests in stocks of blue-   $ 9.67
OPPORTUNITY FUND     Stock                     growth of      against down-       chip & emerging companies
                                               capital        turns in the U.S.   around the world. Many
Inception Date                                                market. Growth &    blue-chips are multina-
2/20/97                                                       diversification     tional corporations with
                                                              from global         operations on every
                                                              investing.          continent. Emerging
                                                              Minimize the        companies are high-potential
                                                              overall             firms which could be
                                                              volatility of       tomorrow's blue-chips.
                                                              the portfolio.


    AVERAGE ANNUAL TOTAL RETURN *
-----------------------------------
                          SINCE
1 YR%    5 YR%   10 YR%   INCEPTION
------   -----   ------   ---------

N/A      N/A     N/A      (3.30)%**

*  Average annual total return figures are annualized as of June 30, 1997.
** Total return year-to-date as of 6/30/97.

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